Note 11 - Related Party Transactions - Transaction Between Related Parties (Details) - CAD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Current and former directors, officers and companies controlled by them [member]
Statement Line Items [Line Items]
Due to current and former directors, officers and companies controlled by them	$ (193,615)	$ (135,411)	$ (86,980)
Rio Grande [member]
Statement Line Items [Line Items]
Due from Rio Grande	32,142	68,825	0
Rio grande promissory note [member]
Statement Line Items [Line Items]
Due from Rio Grande	$ 276,304	$ 520,000	$ 0